OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Other financial items
Other financial items comprise the following items:

	Year ended December 31,
(in thousands of $)	2020	2019	2018
Net payments on non-designated derivatives relating to interest rate swaps	(4,575)	1,389	170
Net payments on non-designated derivatives relating to cross currency swaps	(6)	—	—
Net payments on non-designated derivatives relating to combined cross currency and interest rate swaps	(152)	(194)	(891)
Net payments relating to the settlement of interest rate swaps following the refinancing of debt	(4,539)	—	—
Total net cash movement on non-designated derivatives and swap settlements	(9,272)	1,195	(721)
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to interest rate swaps	(15,314)	(4,123)	2,687
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to cross currency swaps	5	—	—
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives relating to combined cross currency and interest rate swaps	(5,124)	673	11,221
Total net movement in fair value of non-designated derivatives	(20,433)	(3,450)	13,908
Net movement in fair value of designated derivatives (ineffective portion)	—	—	(11)
Allowance for expected credit losses	(1,771)	—	—
Impairment of long-term receivables	—	(9,168)	(1,730)
Other items	5,531	(1,330)	(1,039)
Total other financial items, net	(25,945)	(12,753)	10,407